Average Annual Total Returns - SA Franklin Small Company Value Portfolio	Class 1 1 Year	Class 1 5 Years	Class 1 10 Years	Class 3 1 Year	Class 3 5 Years	Class 3 10 Years	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	5.22%	10.77%	9.07%	4.97%	10.50%	8.81%	4.63%	9.65%	8.66%